Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GPS FUNDS II

GuidePath® Multi-Asset Income Allocation Fund (the “Fund”)
_____________________________________________________________________________________________

Supplement dated May 28, 2025
to the Prospectus dated July 31, 2024, as amended
_____________________________________________________________________________________________

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
The section entitled “Summary Section – GuidePath® Multi-Asset Income Allocation Fund – Performance” starting on page 47 of the Prospectus is amended and restated in its entirety as shown below:

Supplement Closing	ck0001504079_SupplementClosing	Investors should retain this supplement for future reference.
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Multi-Asset Income Allocation Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016. The performance set forth below prior to January 19, 2016 is attributable to the previous investment strategies.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares as of June 30, 2024 was 2.76%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	9.71%
Worst Quarter:	Quarter ended March 31, 2020	-18.38%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Global Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	5.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.32%)	[1]
10 Years	rr_AverageAnnualReturnYear10	0.38%	[1]
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI)(1)(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	22.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.27%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.48%	[1]
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Service Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPMIX
Annual Return 2015	rr_AnnualReturn2015	(3.48%)
Annual Return 2016	rr_AnnualReturn2016	7.65%
Annual Return 2017	rr_AnnualReturn2017	9.71%
Annual Return 2018	rr_AnnualReturn2018	(6.09%)
Annual Return 2019	rr_AnnualReturn2019	16.31%
Annual Return 2020	rr_AnnualReturn2020	0.70%
Annual Return 2021	rr_AnnualReturn2021	11.59%
Annual Return 2022	rr_AnnualReturn2022	(12.21%)
Annual Return 2023	rr_AnnualReturn2023	9.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Service Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	2.25%

[1]	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.